Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	MATTHEWS INTERNATIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000923184
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 27, 2012
MATTHEWS ASIAN GROWTH AND INCOME FUND (First Prospectus Summary) | MATTHEWS ASIAN GROWTH AND INCOME FUND | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACSX
MATTHEWS ASIA DIVIDEND FUND (First Prospectus Summary) | MATTHEWS ASIA DIVIDEND FUND | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPIX
MATTHEWS CHINA DIVIDEND FUND (First Prospectus Summary) | MATTHEWS CHINA DIVIDEND FUND | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCDFX
MATTHEWS ASIA GROWTH FUND (First Prospectus Summary) | MATTHEWS ASIA GROWTH FUND | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPACX
MATTHEWS PACIFIC TIGER FUND (First Prospectus Summary) | MATTHEWS PACIFIC TIGER FUND | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPTX
MATTHEWS CHINA FUND (First Prospectus Summary) | MATTHEWS CHINA FUND | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCHFX
MATTHEWS INDIA FUND (First Prospectus Summary) | MATTHEWS INDIA FUND | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINDX
MATTHEWS JAPAN FUND (First Prospectus Summary) | MATTHEWS JAPAN FUND | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MJFOX
MATTHEWS KOREA FUND (First Prospectus Summary) | MATTHEWS KOREA FUND | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAKOX
MATTHEWS ASIA SMALL COMPANIES FUND (Prospectus Summary) | MATTHEWS ASIA SMALL COMPANIES FUND | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSMLX
MATTHEWS CHINA SMALL COMPANIES FUND (Prospectus Summary) | MATTHEWS CHINA SMALL COMPANIES FUND | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSMX
MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND (Prospectus Summary) | MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MATFX
MATTHEWS ASIAN GROWTH AND INCOME FUND (Second Prospectus Summary) | MATTHEWS ASIAN GROWTH AND INCOME FUND | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MICSX
MATTHEWS ASIA DIVIDEND FUND (Second Prospectus Summary) | MATTHEWS ASIA DIVIDEND FUND | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIPIX
MATTHEWS CHINA DIVIDEND FUND (Second Prospectus Summary) | MATTHEWS CHINA DIVIDEND FUND | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MICDX
MATTHEWS ASIA GROWTH FUND (Second Prospectus Summary) | MATTHEWS ASIA GROWTH FUND | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIAPX
MATTHEWS PACIFIC TIGER FUND (Second Prospectus Summary) | MATTHEWS PACIFIC TIGER FUND | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIPTX
MATTHEWS CHINA FUND (Second Prospectus Summary) | MATTHEWS CHINA FUND | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MICFX
MATTHEWS INDIA FUND (Second Prospectus Summary) | MATTHEWS INDIA FUND | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIDNX
MATTHEWS JAPAN FUND (Second Prospectus Summary) | MATTHEWS JAPAN FUND | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIJFX
MATTHEWS KOREA FUND (Second Prospectus Summary) | MATTHEWS KOREA FUND | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIKOX
MATTHEWS ASIA STRATEGIC INCOME FUND (Prospectus Summary) | MATTHEWS ASIA STRATEGIC INCOME FUND | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINCX
MATTHEWS ASIA STRATEGIC INCOME FUND (Prospectus Summary) | MATTHEWS ASIA STRATEGIC INCOME FUND | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAINX